POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED FEBRUARY 27, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014 OF:

PowerShares Aerospace & Defense Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares BuyBack Achievers™ Portfolio	PowerShares Dynamic Retail Portfolio
PowerShares Cleantech™ Portfolio	PowerShares Dynamic Semiconductors Portfolio
PowerShares Dividend Achievers™ Portfolio	PowerShares Dynamic Software Portfolio
PowerShares DWA Basic Materials Momentum Portfolio	PowerShares Financial Preferred Portfolio
PowerShares DWA Consumer Cyclicals Momentum Portfolio	PowerShares FTSE RAFI US 1000 Portfolio
PowerShares DWA Consumer Staples Momentum Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares DWA Energy Momentum Portfolio	PowerShares Fundamental Pure Large Core Portfolio
PowerShares DWA Financial Momentum Portfolio	PowerShares Fundamental Pure Large Growth Portfolio
PowerShares DWA Healthcare Momentum Portfolio	PowerShares Fundamental Pure Large Value Portfolio
PowerShares DWA Industrials Momentum Portfolio	PowerShares Fundamental Pure Mid Core Portfolio
PowerShares DWA Momentum Portfolio	PowerShares Fundamental Pure Mid Growth Portfolio
PowerShares DWA NASDAQ Momentum Portfolio	PowerShares Fundamental Pure Mid Value Portfolio
PowerShares DWA Technology Momentum Portfolio	PowerShares Fundamental Pure Small Core Portfolio
PowerShares DWA Utilities Momentum Portfolio	PowerShares Fundamental Pure Small Growth Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Fundamental Pure Small Value Portfolio
PowerShares Dynamic Building & Construction Portfolio	PowerShares Global Listed Private Equity Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Golden Dragon China Portfolio
PowerShares Dynamic Food & Beverage Portfolio	PowerShares High Yield Equity Dividend Achievers™ Portfolio
PowerShares Dynamic Large Cap Growth Portfolio	PowerShares International Dividend Achievers™ Portfolio
PowerShares Dynamic Large Cap Value Portfolio	PowerShares NASDAQ Internet Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares S&P 500 BuyWrite Portfolio
PowerShares Dynamic Market Portfolio	PowerShares S&P 500® High Quality Portfolio
PowerShares Dynamic Media Portfolio	PowerShares Water Resources Portfolio
PowerShares Dynamic Networking Portfolio	PowerShares WilderHill Clean Energy Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

Effective immediately, certain Portfolios listed above will undergo a number of changes to portfolio management.

Saroj Kanuri no longer is a Portfolio Manager of PowerShares CleantechTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon China Portfolio. Accordingly, all information and references related to him are hereby removed from the Prospectus.

•

On pages 5, 9, 16, 20, 24, 28, 32, 36, 40, 44, 47, 51, 55, 59, 62, 65, 70, 73, 77, 80, 83, 87, 90, 95, 99, 102, 106, 110, 114, 171, 174, 185, 188, 192, 196 and 201, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for each of PowerShares Aerospace & Defense Portfolio, PowerShares BuyBack AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio, PowerShares DWA Utilities Momentum Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio,

PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares S&P 500® High Quality Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Zacks Micro Cap Portfolio, respectively, is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	August 2008

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2010

Tony Seisser	Vice President and Portfolio Manager of the Adviser	August 2014

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	February 2015”

•	On page 13, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares CleantechTM Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	August 2013

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	October 2013

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2013

Tony Seisser	Vice President and Portfolio Manager of the Adviser	February 2015

Aasim Merchant	Vice President and Portfolio Manager of the Adviser	August 2014”

•	On page 121, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares FTSE RAFI US 1000 Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	August 2008

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	August 2013

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2010

Tony Seisser	Vice President and Portfolio Manager of the Adviser	February 2015

Aasim Merchant	Vice President and Portfolio Manager of the Adviser	August 2014”

•	On page 124, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares FTSE RAFI US 1500 Small-Mid Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	August 2008

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	August 2013

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2010

Tony Seisser	Vice President and Portfolio Manager of the Adviser	February 2015

Aasim Merchant	Vice President and Portfolio Manager of the Adviser	August 2014”

•	On pages 128, 140, 144, 148, 152, 156 and 160, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio, respectively, is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	August 2008

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	August 2013

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2010

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	February 2015

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Tony Seisser	Vice President and Portfolio Manager of the Adviser	August 2014”

•	On page 164, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares Global Listed Private Equity Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	February 2015

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	August 2013

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2013

Tony Seisser	Vice President and Portfolio Manager of the Adviser	February 2015

Aasim Merchant	Vice President and Portfolio Manager of the Adviser	August 2014”

•	On page 167, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares Golden Dragon China Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	August 2008

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2010

Tony Seisser	Vice President and Portfolio Manager of the Adviser	February 2015

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	February 2015

Aasim Merchant	Vice President and Portfolio Manager of the Adviser	August 2014”

•	On page 178, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares NASDAQ Internet Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	August 2008

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2010

Tony Seisser	Vice President and Portfolio Manager of the Adviser	August 2014

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	February 2015”

•	On page 181, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares S&P 500 BuyWrite Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	October 2013

Kevin Baum	Vice President and Senior Portfolio Manager of the Adviser	February 2015

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	August 2013

Brian Picken	Vice President and Portfolio Manager of the Adviser	October 2013

Richard Ose	Vice President and Portfolio Manager of the Adviser	October 2013

Tony Seisser	Vice President and Portfolio Manager of the Adviser	August 2014

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	February 2015”

•	On page 242, the following is added as a new third paragraph in the section titled “Management of the Funds – Portfolio Managers”:

“Kevin Baum is a Vice President and Senior Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the PowerShares S&P 500 BuyWrite Portfolio since February 2015. He has been a portfolio manager of the Adviser since October 2014. Prior to that, Mr. Baum was the Head of Commodities and Senior Vice President (from 2009 to 2012) and a Vice President (from 2000 to 2009) of OppenheimerFunds, Inc.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-1 SUP-1 022715

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED FEBRUARY 27, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2014

Effective immediately, the Statement of Additional Information is revised as follows:

•	Saroj Kanuri no longer is a Portfolio Manager of PowerShares CleantechTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon China Portfolio. Accordingly, all information and references related to him are hereby removed from the Statement of Additional Information.

•	On page 52, the first, fourth, seventh, ninth, twelfth and thirteenth paragraphs, respectively, in the section titled “Management – Portfolio Managers” are deleted and replaced with the following, respectively:

“Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to- day management of the Funds. Mr. Hubbard receives management assistance from Kevin Baum, Philip Fang, Michael Jeanette, Gary Jones, Jeffrey Kernagis, Aasim Merchant, Jonathan Nixon, Richard Ose, Brian Picken, Theodore Samulowitz and Tony Seisser.”

“As of February 25, 2015, Mr. Jeanette managed 98 registered investment companies with a total of approximately $36.3 billion in assets, 24 other pooled investment vehicle with approximately $42.2 billion in assets and no other accounts.”

“As of February 25, 2015, Mr. Kernagis managed 18 registered investment companies with a total of approximately $15.8 billion in assets, 21 other pooled investment vehicles with approximately $2.5 billion in assets and no other accounts.”

“As of February 25, 2015, Mr. Nixon managed 95 registered investment companies with a total of approximately $35.5 billion in assets, 24 other pooled investment vehicles with approximately $42.2 billion in assets and no other accounts.”

“As of February 25, 2015, Mr. Samulowitz managed 21 registered investment companies with a total of approximately $2.4 billion in assets, no other pooled investment vehicles and no other accounts.”

“As of February 25, 2015, Mr. Seisser managed 98 registered investment companies with a total of approximately $36.3 billion in assets, 24 other pooled investment vehicles with approximately $42.2 billion in assets and no other accounts.”

•	On page 52, the following is added as a new third paragraph in the section titled “Management—Portfolio Managers”:

“As of February 25, 2015, Mr. Baum managed 5 registered investment companies with a total of approximately $1.1 billion in assets, no other pooled investment vehicles and no other accounts.”

•	On page 53, the following is added as a new third paragraph in the section titled “Management - Description of Compensation Structure”:

“As of February 25, 2015, Mr. Baum did not beneficially own securities of the Funds.”

Please Retain This Supplement for Future Reference.

P-PS-SAI SUP-1 022715